Other assets and liabilities F.4.3. Non-current payables and accruals for capital expenditure (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 COP ($)
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure		$ 428	$ 452	[1]
Non-current payables and accruals for capital expenditure		406	761
Additions		345	164
Intangible assets, net		7,361	7,558	[1]
Spectrum
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure		$ 414	$ 402
Useful life measured as period of time, intangible assets other than goodwill	20 years
Total notional consideration	$ 615					$ 2,450
Percentage payable in cash	55.00%				55.00%	55.00%
Percentage to be met by coverage obligations	45.00%				45.00%	45.00%
Additions					$ 33
Number of payment installments | installment					12
Intangible assets, net					$ 388
Future interest commitments, period of recognition					17 years

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.